Note 2 - Investment Securities (Detail) - Amortized Cost and Fair Value of Investment Securities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities held to maturity:
Securities held to maturity, amortized cost	$ 72,079,385	$ 200,000
Securities held to maturity, gross unrealized gains	997,969
Securities held to maturity, gross unrealized losses	(71,648)
Securities held to maturity, fair value	73,005,706
Securities available for sale:
Available for Sale Securities, amortized cost	522,547,519	557,333,785
Available for Sale Securities, gross unrealized gains	7,985,963	7,809,612
Available for Sale Securities, gross unrealized losses	(373,496)	(114,106)
Available for Sale Securities, fair value	530,159,986	565,029,291
US States and Political Subdivisions Debt Securities [Member]
Securities held to maturity:
Securities held to maturity, amortized cost	71,429,385
Securities held to maturity, gross unrealized gains	997,969
Securities held to maturity, gross unrealized losses	(71,648)
Securities held to maturity, fair value	72,355,706
Securities available for sale:
Available for Sale Securities, amortized cost	24,508,015	23,937,118
Available for Sale Securities, gross unrealized gains	1,696,555	1,752,246
Available for Sale Securities, gross unrealized losses	(18,834)	0
Available for Sale Securities, fair value	26,185,736	25,689,364
Securities (Assets) [Member]
Securities held to maturity:
Securities held to maturity, amortized cost	650,000	200,000
Securities held to maturity, gross unrealized gains	0	0
Securities held to maturity, gross unrealized losses	0	0
Securities held to maturity, fair value	650,000	200,000
Securities available for sale:
Available for Sale Securities, amortized cost	1,347,113	1,354,940
Available for Sale Securities, gross unrealized gains	300,732	140,022
Available for Sale Securities, gross unrealized losses	(23,469)	(44,804)
Available for Sale Securities, fair value	1,624,376	1,450,158
US Government Agencies Debt Securities [Member]
Securities available for sale:
Available for Sale Securities, amortized cost	336,570,995	426,581,913
Available for Sale Securities, gross unrealized gains	2,198,655	2,428,994
Available for Sale Securities, gross unrealized losses	(160,279)	(55,687)
Available for Sale Securities, fair value	338,609,371	428,955,220
Residential Mortgage Backed Securities [Member]
Securities available for sale:
Available for Sale Securities, amortized cost	160,035,196	105,373,614
Available for Sale Securities, gross unrealized gains	3,736,821	3,488,350
Available for Sale Securities, gross unrealized losses	(170,914)	(8,215)
Available for Sale Securities, fair value	163,601,103	108,853,749
Trust preferred securities [Member]
Securities available for sale:
Available for Sale Securities, amortized cost	86,200	86,200
Available for Sale Securities, gross unrealized gains	53,200	0
Available for Sale Securities, gross unrealized losses		(5,400)
Available for Sale Securities, fair value	$ 139,400	$ 80,800